Geographic Revenue Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues	¥ 4,456,215	$ 648,129	¥ 8,363,724	¥ 8,376,099
PRC excluding HK SAR, Macau and Taiwan [Member]
Revenues	2,646,767	384,956	6,421,123	4,932,284
Hong Kong Special Administrative Region the HK SAR [Member]
Revenues	20,931	3,044	1,992	7,085
USA [Member]
Revenues	182,810	26,589	223,229	513,690
Japan [Member]
Revenues	572,690	83,294	737,813	2,363,239
Europe [Member]
Revenues	214,972	31,266	386,266	221,776
India
Revenues	260,624	37,906	330,738	18,970
South Korea [Member]
Revenues	1,041	151	10,830	2,074
Other Countries [Member]
Revenues	223,516	32,510	247,451	316,981
Chile [Member]
Revenues	246,862	35,905	4,282	0
EL Salvador [Member]
Revenues	¥ 86,002	$ 12,508	¥ 0	¥ 0